Derivatives - Equity derivative contracts (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares
Derivatives
Net gains (losses) on investments	$ 3,151.4	$ 1,067.2
Long equity total return swaps on individual equities for investment purposes
Derivatives
Notional amount	$ 981.6	$ 981.6
Fairfax subordinate voting shares included in long equity total return swaps
Derivatives
Number of shares under equity swap contracts | shares	1,760,355	1,760,355		1,760,355	1,760,355
Notional amount	$ 664.0	$ 664.0		$ 846.1	$ 846.1
Notional amount per share | (per share)	$ 377.19	$ 377.19		$ 480.62	$ 480.62
Fairfax subordinate voting shares
Derivatives
Net gains (losses) on investments	$ 840.6	$ 1,033.5
Realized gains (losses) on financial assets	57.9	517.7
Unrealized gains (losses) on financial assets	782.7	515.8
Realized gains (losses) on financial assets at fair value through profit or loss from market value movements	$ 57.9	295.3
Cash settlement on closing contracts		$ 222.4
Number of shares under derivative contracts closed out | shares		203,800			203,800
Original notional amount		$ 68.5	$ 88.9